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Oppenheimer Money Market Fund, Inc.
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6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated November 22, 2000,
Revised August 13, 2001

         This  Statement  of  Additional  Information  is  not  a  Prospectus.   This  document  contains  additional
information  about the Fund and  supplements  information  in the  Prospectus  dated  November 22, 2000. It should be read together with the Prospectus,  which may be obtained by writing to the Fund's  Transfer Agent,  OppenheimerFunds
Services,  at P.O. Box 5270,  Denver,  Colorado  80217,  by calling the Transfer Agent at the toll-free  number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                                                            Page
About the Fund

About Your Account

Financial Information About the Fund

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A B O U T   T H E   F U N D
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Additional Information About the Fund's Investment Policies and Risks

The investment  objective and the principal  investment  policies of the Fund are described in the  Prospectus.  This
Statement  of  Additional  Information  contains  supplemental  information  about  those  policies  and the types of securities  that the  Fund's  investment  Manager,  OppenheimerFunds,  Inc.  will  select  for the  Fund.  Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The Fund's objective is to seek the maximum current income that is consistent with stability of principal.  The Fund will not make  investments  with the objective of seeking capital growth.  However, the value of the  securities  held by the Fund may be  affected  by changes in general  interest  rates.  Because the current value of debt  securities  varies  inversely  with changes in prevailing  interest  rates,  if interest rates increase  after a security is purchased,  that security  would  normally  decline in value.  Conversely,  if interest rates decrease after a security is purchased,  its value would rise.  However,  those  fluctuations in value will not generally  result in  realized  gains or losses to the Fund  since the Fund does not  usually  intend to  dispose  of securities  prior to their  maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

         The Fund may sell  securities  prior to their  maturity,  to attempt to take advantage of short-term  market variations,  or because of a revised credit  evaluation of the issuer or other  considerations.  The Fund may also do so to generate  cash to satisfy  redemptions  of Fund shares.  In such cases,  the Fund may realize a capital gain or loss on the security.

         Ratings  of  Securities  --  Portfolio  Quality,  Maturity  and  Diversification.  Under  Rule  2a-7  of the
Investment  Company Act, the Fund uses the amortized  cost method to value its portfolio  securities to determine the
Fund's net asset value per share.  Rule 2a-7 places  restrictions  on a money market fund's  investments.  Under that
Rule, the Fund may purchase only those securities that the Manager, under Board-approved  procedures,  has determined have minimal  credit risks and are "Eligible  Securities."  The rating  restrictions  described in the Prospectus and this Statement of Additional Information do not apply to banks in which the Fund's cash is kept.

         An "Eligible  Security" is one that has been rated in one of the two highest short-term rating categories by any two  "nationally-recognized  statistical  rating  organizations."  That term is defined in Rule 2a-7 and they are referred to as "Rating  Organizations" in this Statement of Additional  Information.  If only one Rating Organization has  rated  that  security,  it must have been  rated in one of the two  highest  rating  categories  by that  Rating
Organization.  An unrated security that is judged by the Manager to be of comparable  quality to Eligible  Securities rated by Rating Organizations may also be an "Eligible Security."

         Rule 2a-7  permits  the Fund to  purchase  any  number  of  "First  Tier  Securities."  These  are  Eligible
Securities  that have been rated in the highest  rating  category for  short-term  debt  obligations  by at least two
Rating  Organizations.  If only one Rating Organization has rated a particular  security,  it must have been rated in the highest  rating  category by that  Rating  Organization.  Comparable  unrated  securities  may also be First Tier
Securities.

         Under Rule 2a-7,  the Fund may invest only up to 5% of its total assets in "Second Tier  Securities."  Those are Eligible Securities that are not "First Tier Securities."  In addition, the Fund may not invest more than:
         o    5% of its total  assets in the  securities  of any one  issuer  (other  than the U.S.  Government,  its agencies or instrumentalities) or
         o    1% of its total  assets or $1 million  (whichever  is  greater) in Second  Tier  Securities  of any one issuer.

         Under Rule 2a-7, the Fund must maintain a  dollar-weighted  average  portfolio  maturity of not more than 90 days,  and the maturity of any single  portfolio  investment  may not exceed 397 days.  The Board  regularly  reviews reports from the Manager to show the Manager's compliance with the Fund's procedures and with the Rule.

         If a security's  rating is  downgraded,  the Manager  and/or the Board may have to reassess  the  security's credit risk. If a security has ceased to be a First Tier  Security,  the Manager will promptly  reassess  whether the security  continues to present  minimal credit risk. If the Manager  becomes aware that any Rating  Organization  has downgraded  its rating of a Second  Tier  Security  or rated an unrated  security  below its  second  highest  rating category,  the Fund's Board of Directors shall promptly  reassess  whether the security  presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it.

         If the Fund disposes of the security within five days of the Manager learning of the downgrade,  the Manager will provide the Board with  subsequent  notice of such  downgrade.  If a security is in default,  or ceases to be an
Eligible  Security,  or is determined no longer to present minimal credit risks, the Board must determine  whether it would be in the best interests of the Fund to dispose of the security.  In making that  determination,  the Board may take into  consideration  default  insurance  coverage  that the Fund shares with other money market funds managed by the Manager and an  affiliate.  If such  coverage  is  available  for a portion of the loss caused by the default and the security can only be sold at a depressed  price,  the Board may determine it is in the Fund's best  interests not to sell that  defaulted  security.  In that case,  retention  of the  security  would not violate  Rule 2a-7.  Due to coverage limits,  exclusions and deductibles,  there can be no assurance of the adequacy or availability of insurance coverage in the event a security is in default.

         The Rating Organizations currently designated as  nationally-recognized  statistical rating organizations by the Securities and Exchange  Commission are Standard & Poor's  Corporation,  Moody's Investors Service,  Inc., Fitch,
Inc., and Thomson BankWatch,  Inc. Appendix A to this Statement of Additional  Information  contains  descriptions of the  rating  categories  of those  Rating  Organizations.  Ratings at the time of  purchase  will  determine  whether securities may be acquired under the restrictions described above.

         U.S.  Government  Securities.  U.S.  Government  Securities are obligations issued or guaranteed by the U.S.
Government or its agencies or  instrumentalities.  They include  Treasury  Bills (which mature within one year of the date they are  issued)  and  Treasury  Notes and Bonds  (which are  issued  with  longer  maturities).  All  Treasury securities are backed by the full faith and credit of the United States.

         U.S.  Government agencies and  instrumentalities  that issue or guarantee  securities  include,  but are not limited to, the  Federal  Housing  Administration,  Farmers  Home  Administration,  Export-Import  Bank of the United
States, Small Business  Administration,  Government National Mortgage Association,  General Services  Administration,
Bank for Cooperatives,  Federal Home Loan Banks, Federal Home Loan Mortgage Corporation,  Federal Intermediate Credit
Banks,  Federal Land Banks,  Maritime  Administration,  the Tennessee  Valley  Authority and the District of Columbia
Armory Board.

         Securities issued or guaranteed by U.S. Government agencies and  instrumentalities  are not always backed by the full faith and credit of the United States.  Some,  such as securities  issued by the Federal  National  Mortgage
Association  ("Fannie Mae"),  are backed by the right of the agency or  instrumentality  to borrow from the Treasury.
Others, such as securities issued by the Federal Home Loan Mortgage  Corporation  ("Freddie Mac"), are supported only by the credit of the  instrumentality  and not by the Treasury.  If the  securities  are not backed by the full faith and credit of the United  States,  the purchaser  must look  principally  to the agency  issuing the  obligation  for repayment and may not be able to assert a claim against the United  States if the issuing  agency or  instrumentality does not meet its commitment.

         Among the U.S. Government  Securities that may be purchased by the Fund are "mortgage-backed  securities" of
Fannie Mae,  Government  National  Mortgage  Association  ("Ginnie Mae") and Freddie Mac. Timely payment of principal and interest on Ginnie Mae  pass-throughs  is  guaranteed  by the full faith and credit of the United  States.  These mortgage-backed  securities  include  "pass-through"  securities  and  "participation  certificates."  Both  types of securities  are  similar,  in that  they  represent  pools of  mortgages  that are  assembled  by a vendor  who sells interests  in the pool.  Payments of principal  and interest by  individual  mortgagors  are "passed  through" to the holders of the  interests  in the pool.  Another type of  mortgage-backed  security is the  "collateralized  mortgage obligation."  It is similar to a conventional bond and is secured by groups of individual mortgages.

         Time Deposits and Other Bank  Obligations.  The types of "banks" whose  securities  the Fund may buy include commercial banks,  savings banks, and savings and loan  associations,  which may or may not be members of the Federal
Deposit Insurance Corporation.  The Fund may also buy securities of "foreign banks" that are:
         o    foreign branches of U.S. banks ( which may be issuers of "Eurodollar" money market instruments),
         o U.S. branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or
         o foreign branches of foreign banks.

          The Fund may invest in fixed time  deposits.  These are  non-negotiable  deposits in a bank for a specified period of time at a stated  interest  rate.  They may or may not be subject to  withdrawal  penalties.  However,  the
Fund's  investments in time deposits that are subject to penalties (other than time deposits  maturing in less than 7 days) are subject to the 10% investment  limitation for investing in illiquid securities,  set forth in "Illiquid and
Restricted Securities" in the Prospectus.

         The Fund will buy bank  obligations  only from a domestic bank with total assets of at least $2.0 billion or from a foreign  bank with total assets of at least $30.0  billion.  Those asset  requirements  apply only at the time the obligations are acquired.

         Insured  Bank  Obligations.  The Federal  Deposit  Insurance  Corporation  insures the deposits of banks and savings and loan  associations up to $100,000 per investor.  Within the limits set forth in the Prospectus,  the Fund may purchase  bank  obligations  that are fully  insured as to principal by the FDIC.  To remain fully  insured as to principal,  these  investments  must  currently be limited to $100,000 per bank. If the principal  amount and accrued interest together exceed $100,000, then the accrued interest in excess of that $100,000 will not be insured.

         Bank Loan Participation Agreements.  The Fund may invest in bank loan participation  agreements,  subject to the  investment  limitation  set forth in the  Prospectus  as to  investments  in  illiquid  securities.  If the Fund invests  in bank loan  participation  agreements,  they are not  expected  to exceed 5% of the Fund's  total  assets.
Participation  agreements  provide  an  undivided  interest  in a loan  made by the bank  issuing  the  participation interest in the proportion that the buyer's  investment  bears to the total principal  amount of the loan. Under this type of  arrangement,  the issuing bank may have no  obligation to the buyer other than to pay principal and interest on the loan if and when  received by the bank.  Thus,  the Fund must look to the  creditworthiness  of the  borrower, which is obligated to make  payments of principal  and interest on the loan.  If the borrower  fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income.

         Asset-Backed  Securities.  These securities,  issued by trusts and special purpose corporations,  are backed by pools of assets,  primarily  automobile and credit-card  receivables and home equity loans.  They pass through the payments on the underlying  obligations to the security  holders (less  servicing fees paid to the originator or fees for any  credit  enhancement).  The  value of an  asset-backed  security  is  affected  by  changes  in the  market's perception of the asset backing the security,  the  creditworthiness  of the servicing  agent for the loan pool,  the originator of the loans, or the financial institution providing any credit enhancement.

         Payments of principal  and interest  passed  through to holders of  asset-backed  securities  are  typically supported by some form of credit enhancement,  such as a letter of credit,  surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities.  The degree of credit enhancement  varies, and generally  applies to only a fraction of the  asset-backed  security's par value until  exhausted.  If the credit enhancement  of an  asset-backed  security  held by the Fund has been  exhausted,  and if any  required  payments  of principal and interest are not made with respect to the underlying  loans,  the Fund may experience  losses or delays in receiving payment.

         The risks of investing in  asset-backed  securities are ultimately  dependent upon payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed  security,  the Fund would generally have no recourse to the entity that  originated the loans in the event of default by a borrower.  The underlying  loans are subject to prepayments,  which shorten the weighted average life of asset-backed  securities and may lower their return,  in the same  manner  as for  prepayments  of a pool  of  mortgage  loans  underlying  mortgage-backed  securities.  However, asset-backed  securities do not have the benefit of the same  security  interest in the  underlying  collateral as do mortgage-backed securities.

         Repurchase Agreements.  In a repurchase  transaction,  the Fund acquires a security from, and simultaneously resells it to, an  approved  vendor for  delivery  on an  agreed-upon  future  date.  The resale  price  exceeds  the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement  is in effect.  An  "approved  vendor"  may be a U.S.  commercial  bank,  the U.S.  branch of a foreign  bank,  or a  broker-dealer  which has been  designated  a primary  dealer in  government  securities.  These entities must meet the credit requirements set forth by the Fund's Board of Directors from time to time.

         The majority of these  transactions run from day to day, and delivery  pursuant to the resale typically will occur within one to five days of the purchase.  The Fund will not enter into a repurchase  agreement  that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

         Repurchase  agreements  are  considered  "loans" under the  Investment  Company Act,  collateralized  by the underlying  security.  The Fund's repurchase  agreements require that at all times while the repurchase  agreement is in effect,  the  collateral's  value must equal or exceed the repurchase price to fully  collateralize  the repayment obligation.  The Manager will monitor the vendor's  creditworthiness  to confirm that the vendor is financially sound and will continuously  monitor the collateral's  value.  However,  if the vendor fails to pay the resale price on the delivery date,  the Fund may incur costs in disposing of the  collateral  and may  experience  losses if there is any delay in its ability to do so.

Other Investment Strategies

         Floating  Rate/Variable  Rate  Obligations.  The Fund may invest in  instruments  with  floating or variable interest  rates.  The interest rate on a floating rate obligation is based on a stated  prevailing  market rate, such as a bank's  prime  rate,  the  90-day  U.S.  Treasury  Bill  rate,  the rate of return on  commercial  paper or bank certificates  of deposit,  or some other  standard.  The rate on the investment is adjusted  automatically  each time the market rate is adjusted.  The interest  rate on a variable rate  obligation is also based on a stated  prevailing market rate but is adjusted  automatically  at a specified  interval of not less than one year. Some variable rate or floating rate  obligations in which the Fund may invest have a demand feature  entitling the holder to demand payment of an amount  approximately  equal to the amortized cost of the instrument or the principal  amount of the instrument plus accrued  interest at any time, or at specified  intervals not exceeding one year.  These notes may or may not be backed by bank letters of credit.

         Variable rate demand notes may include master demand notes,  which are  obligations  that permit the Fund to invest fluctuating  amounts in a note. The amount may change daily without penalty,  pursuant to direct  arrangements between the Fund, as the note  purchaser,  and the issuer of the note.  The interest  rates on these notes  fluctuate from time to time.  The issuer of this type of  obligation  normally  has a  corresponding  right in its  discretion, after a given period,  to prepay the  outstanding  principal  amount of the  obligation  plus accrued  interest.  The issuer must give a specified number of days' notice to the holders of those  obligations.  Generally,  the changes in the interest rate on those  securities  reduce the  fluctuation in their market value.  As interest rates decrease or increase,  the  potential for capital  appreciation  or  depreciation  is less than that for  fixed-rate  obligations having the same maturity.

         Because these types of obligations are direct lending  arrangements between the note purchaser and issuer of the note, these instruments  generally will not be traded.  Generally,  there is no established  secondary market for these types of  obligations,  although they are redeemable  from the issuer at face value.  Accordingly,  where these obligations  are not secured by letters of credit or other credit  support  arrangements,  the Fund's right to redeem them is  dependent  on the  ability of the note  issuer to pay  principal  and  interest  on demand.  These  types of obligations  usually are not rated by credit rating  agencies.  The Fund may invest in obligations that are not rated only if the Manager  determines  at the time of investment  that the  obligations  are of  comparable  quality to the other  obligations  in  which  the  Fund  may  invest.  The  Manager,  on  behalf  of  the  Fund,  will  monitor  the creditworthiness  of the issuers of the floating and variable rate  obligations in the Fund's portfolio on an ongoing basis.

              Loans of  Portfolio  Securities.  To attempt to increase  its income,  the Fund may lend its  portfolio securities  to brokers,  dealers and other  financial  institutions.  These loans are limited to not more than 10% of the value of the Fund's total assets and are subject to other  conditions  described  below.  There are some risks in lending  securities.  The Fund could  experience a delay in receiving  additional  collateral  to secure a loan, or a delay in recovering  the loaned  securities.  The Fund presently  does not intend to lend its  securities,  but if it does, the value of securities loaned is not expected to exceed 5% of the Fund's total assets.

         The Fund may receive  collateral for a loan. Under current  applicable  regulatory  requirements  (which are subject to change),  on each  business  day the loan  collateral  must be at least  equal to the market  value of the loaned  securities.  The  collateral  must consist of cash,  bank letters of credit,  U.S.  Government  securities or other cash  equivalents in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must  obligate a bank to pay  amounts  demanded by the Fund if the demand  meets the terms of the letter.  Such terms and the issuing bank must be satisfactory to the Fund.

         When it lends  securities,  the Fund  receives from the borrower an amount equal to the interest paid or the dividends  declared on the loaned  securities  during the term of the loan. It may also receive  negotiated loan fees and the interest on the collateral securities,  less any finders',  custodian,  administrative or other fees the Fund pays in  connection  with the loan.  The Fund may share the interest it receives on the  collateral  securities  with the  borrower  as long as it  realizes at least a minimum  amount of  interest  required  by the  lending  guidelines established by its Board of Directors.
         The Fund will not lend its portfolio securities to any officer, Director,  employee or affiliate of the Fund or its  Manager.  The terms of the Fund's loans must meet  certain  tests under the Internal  Revenue Code and permit the Fund to reacquire loaned securities on five business days notice or in time to vote on any important matter.

         Illiquid and Restricted  Securities.  Under the policies and  procedures  established by the Fund's Board of
Directors,  the Manager  determines the liquidity of certain of the Fund's  investments.  Investments may be illiquid because of the absence of an active trading market, making it difficult to  value  them or  dispose  of them  promptly  at an  acceptable  price.  A  restricted  security  is one that has a contractual  restriction on its resale or which cannot be sold publicly  until it is registered  under the Securities
Act of 1933.

         Illiquid  securities  the Fund can buy include issues that may be redeemed only by the issuer upon more than seven days  notice or at  maturity,  repurchase  agreements  maturing in more than seven  days,  fixed time  deposits subject to  withdrawal  penalties  which  mature in more than seven days,  and other  securities  that cannot be sold freely  due to legal or  contractual  restrictions  on resale.  Contractual  restrictions  on the resale of  illiquid securities might prevent or delay their sale by the Fund at a time when such sale would be desirable.

         There are  restricted  securities  that are not illiquid that the Fund can buy. They include  certain master demand  notes  redeemable  on demand,  and  short-term  corporate  debt  instruments  that are not related to current transactions of the issuer and therefore are not exempt from  registration as commercial paper.  Illiquid  securities include  repurchase  agreements  maturing in more than 7 days, or certain  participation  interests  other than those with puts exercisable within 7 days.

Investment Restrictions

         What Are  "Fundamental  Policies?"  Fundamental  policies  are those  policies  that the Fund has adopted to govern its  investments  that can be  changed  only by the vote of a  "majority"  of the  Fund's  outstanding  voting securities.  Under the  Investment  Company  Act, a  "majority"  vote is  defined  as the vote of the  holders of the lesser of:
         o    67% or more of the shares present or represented by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         o    more than 50% of the outstanding shares.

         The Fund's investment  objective is a fundamental policy. Other policies described in the Prospectus or this
Statement of Additional  Information  are  "fundamental"  only if they are  identified  as such.  The Fund's Board of
Directors  can  change  non-fundamental  policies  without  shareholder  approval.  However,  significant  changes to investment  policies will be described in  supplements  or updates to the  Prospectus or this Statement of Additional
Information, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

         Does the Fund Have Additional  Fundamental Policies?  The following investment  restrictions are fundamental policies of the Fund:

         o    The Fund cannot invest more than 5% of its total assets in  securities  of any issuer  (except the U.S.
Government or its agencies or instrumentalities).

         o    The Fund  cannot  concentrate  investments  in any  particular  industry;  therefore  the Fund will not purchase  the  securities  of  companies in any one industry if more than 25% of the value of the Fund's total assets would consist of securities of companies in that industry.  Except for  obligations  of foreign  branches of domestic banks, or obligations  issued or guaranteed by foreign banks, the Fund's  investments in U.S.  government  securities and bank obligations described in the prospectus are not included in this limitation.

         o The Fund cannot make loans,  except through the purchase of the types of debt securities  described in the
Prospectus  or  through  repurchase  agreements;  the Fund may also lend  securities  as  described  under  "Loans of
Portfolio Securities" in this Statement of Additional Information.

         o The Fund cannot  borrow money in excess of 5% of the value of its total  assets.  The Fund may borrow only as a temporary  measure for extraordinary or emergency  purposes and no assets of the Fund may be pledged,  mortgaged or assigned to secure a debt.

         o The Fund cannot invest more than 5% of the value of its total assets in securities of companies  that have operated less than three years, including the operations of predecessors.

         o The Fund cannot invest in commodities or commodity  contracts or invest in interests in oil, gas, or other mineral exploration or mineral development programs.

         o    The Fund cannot  invest in real  estate.  However,  the Fund may  purchase  commercial  paper issued by companies which invest in real estate or interests in real estate.

         o    The Fund cannot purchase securities on margin or make short sales of securities.

         o    The Fund cannot invest in or hold  securities of any issuer if those officers and directors of the Fund or its advisor who beneficially  own  individually  more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer;

         o    The Fund cannot underwrite securities of other companies.

         o The Fund cannot invest in securities of other investment companies.

         The Fund cannot issue "senior  securities,"  but this does not prohibit  certain  investment  activities for which  assets  of the  Fund  are  designated  as  segregated,  or  margin,  collateral  or  escrow  arrangements  are established,  to cover the related  obligations.  Examples  of those  activities  include  borrowing  money,  reverse repurchase  agreements,  delayed-delivery  and when-issued  arrangements for portfolio securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

         Unless the  Prospectus or this  Statement of  Additional  Information  states that a percentage  restriction applies  on an  ongoing  basis,  it applies  only at the time the Fund  makes an  investment.  The Fund need not sell securities to meet the percentage  limits if the value of the  investment  increases in proportion to the size of the
Fund.

         For purposes of the Fund's policy not to concentrate its investments in securities of issuers,  the Fund has adopted the industry  classifications  set forth in Appendix B to this Statement of Additional  Information.  This is not a fundamental policy.

How the Fund Is Managed

Organization  and  History.  The Fund is a  corporation  organized  in Maryland in 1973.  The Fund is a  diversified, open-end  management  investment  company.  The Fund is governed by a Board of Directors,  which is  responsible  for protecting the interests of  shareholders  under Maryland law. The Directors  meet  periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

         The Fund has a single  class of shares of stock.  While  that class has no  designation,  it is deemed to be the equivalent of Class A for the purposes of the  shareholder  account  policies that apply to Class A shares of the
Oppenheimer  Funds.  Shares of the Fund are freely  transferable.  Each share has one vote at  shareholder  meetings, with  fractional  shares  voting  proportionally  on  matters  submitted  to a vote  of  shareholders.  There  are no preemptive or conversion rights and shares participate equally in the assets of the Fund upon liquidation.

         o    Meetings of  Shareholders.  As a Maryland  corporation,  the Fund is not required to hold, and does not plan to hold,  regular  annual  meetings of  shareholders.  The Fund will hold meetings when required to do so by the
Investment  Company Act or other  applicable  law, or when a  shareholder  meeting is called by the Directors or upon proper request of the shareholders.

         The  Directors  will call a meeting of  shareholders  to vote on the removal of a Director  upon the written request of the record  holders of 10% of its  outstanding  shares.  If the Directors  receive a request from at least
10  shareholders  stating  that they wish to  communicate  with other  shareholders  to request a meeting to remove a
Director,  the Directors will then either make the Fund's  shareholder list available to the applicants or mail their communication to all other  shareholders at the applicants'  expense.  The shareholders  making the request must have been  shareholders  for at  least  six  months  and must  hold  shares  of the  Fund  valued  at  $25,000  or more or constituting  at least 1% of the Fund's  outstanding  shares,  whichever is less,  The  Directors may take such other action as is permitted under the Investment Company Act.

Directors and Officers of the Fund. The Fund's  Directors and officers and their  principal  occupations and business affiliations  during  the  past  five  years  are  listed  below.  None of the  Fund's  Directors  are  deemed  to be
"interested  persons" of the Fund under the Investment Company Act. All of the Directors are trustees or directors of the following NewYork-based Oppenheimer funds:

         Oppenheimer California Municipal Fund                Oppenheimer International Small Company Fund
         Oppenheimer Capital Appreciation Fund                Oppenheimer Large Cap Growth Fund
         Oppenheimer Capital Preservation Fund                Oppenheimer Money Market Fund, Inc.
         Oppenheimer Developing Markets Fund                  Oppenheimer Multiple Strategies Fund
         Oppenheimer Discovery Fund                           Oppenheimer Multi-Sector Income Trust
         Oppenheimer Emerging Growth Fund                     Oppenheimer Multi-State Municipal Trust
         Oppenheimer Emerging Technologies Fund               Oppenheimer Municipal Bond Fund
         Oppenheimer Enterprise Fund                          Oppenheimer New York Municipal Fund
         Oppenheimer Europe Fund                              Oppenheimer Series Fund, Inc.
         Oppenheimer Global Fund                              Oppenheimer U.S. Government Trust
         Oppenheimer Global Growth & Income Fund              Oppenheimer Trinity Core Fund
         Oppenheimer Gold & Special Minerals Fund             Oppenheimer Trinity Growth Fund
         Oppenheimer Growth Fund                              Oppenheimer Trinity Value Fund
         Oppenheimer International Growth Fund                Oppenheimer World Bond Fund

         Ms.  Macaskill  and  Messrs.  Bishop,  Wixted,  Donohue,  Farrar  and Zack,  who are  officers  of the Fund, respectively  hold the same offices with the other New York-based  Oppenheimer  funds as with the Fund. As of October
31,  2000,  the  Directors  and officers of the Fund as a group owned less than 1% of the  outstanding  shares of the
Fund.  The foregoing  statement does not reflect  ownership of shares held of record by an employee  benefit plan for employees  of the  Manager,  other than the shares  beneficially  owned  under that plan by the  officers of the Fund listed below.  Mr. Donohue is a trustee of that plan.

Leon Levy, Chairman of the Board of Directors, Age: 75.
280 Park Avenue, New York, NY 10017
General Partner of Odyssey  Partners,  L.P.  (investment  partnership)  (since 1982) and Chairman of Avatar Holdings,
Inc. (real estate development).

Robert G. Galli, Director, Age: 67.
19750 Beach Road, Jupiter, FL 33469
A Trustee or Director of other  Oppenheimer  funds.  Formerly he held the following  positions:  Vice Chairman of the
Manager,  OppenheimerFunds,  Inc.  (October 1995 - December 1997);  Executive Vice President of the Manager (December
1977 - October  1995);  Executive  Vice  President and a director  (April 1986 - October 1995) of  HarbourView  Asset
Management Corporation, an investment advisor subsidiary of the Manager.

Benjamin Lipstein, Director, Age: 77.
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University.

Elizabeth B. Moynihan, Director, Age: 71.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author  and  architectural  historian;  a trustee  of the Freer  Gallery of Art  (Smithsonian  Institute),  Executive
Committee of Board of Trustees of the  National  Building  Museum;  a member of the  Trustees  Council,  Preservation
League of New York State.

Kenneth A. Randall, Director, Age: 73.
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion  Resources,  Inc.  (electric utility holding company),  Dominion Energy,  Inc. (electric power and oil & gas  producer),  and Prime  Retail,  Inc.  (real estate  investment  trust);  formerly  President and Chief
Executive  Officer of The Conference  Board, Inc.  (international  economic and business  research) and a director of
Lumbermens  Mutual  Casualty  Company,  American  Motorists  Insurance  Company  and  American  Manufacturers  Mutual
Insurance Company.

Edward V. Regan, Director, Age: 70.
40 Park Avenue, New York, New York 10016
Chairman of  Municipal  Assistance  Corporation  for the City of New York;  Senior  Fellow of Jerome  Levy  Economics
Institute,  Bard College; a director of RBAsset (real estate manager);  a director of OffitBank;  Trustee,  Financial
Accounting  Foundation (FASB and GASB);  President,  Baruch College of the City University of New York;  formerly New
York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Director, Age: 68.
8 Sound Shore Drive, Greenwich, Connecticut 06830
Chairman of The  Directorship  Search Group,  Inc.  (corporate  governance  consulting and executive  recruiting);  a director of Professional Staff Limited (a U.K. temporary  staffing  company);  a life trustee of International  House
(non-profit educational organization), and a trustee of the Greenwich Historical Society.

Donald W. Spiro, Vice Chairman of the Board of Directors, Age: 74.
399 Ski Trail, Smoke Rise, New Jersey 07405
Formerly he held the following  positions:  Chairman Emeritus (August 1991 - August 1999),  Chairman (November 1987 -
January 1991) and a director  (January 1969 - August 1999) of the Manager;  President and Director of the Distributor
(July 1978 - January 1992).

Clayton K. Yeutter, Director, Age: 69.
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel,  Hogan & Hartson (a law firm);  a director of Zurich  Financial  Services  (financial  services),  Zurich
Allied AG and Allied Zurich p.l.c. (insurance investment management);  Caterpillar,  Inc. (machinery),  ConAgra, Inc.
(food and agricultural  products),  Farmers Insurance Company  (insurance),  FMC Corp.  (chemicals and machinery) and
Texas Instruments,  Inc.  (electronics);  formerly (in descending  chronological order),  Counsellor to the President
(Bush) for Domestic  Policy,  Chairman of the  Republican  National  Committee,  Secretary of the U.S.  Department of
Agriculture, U.S. Trade Representative.

Bridget A. Macaskill*, President, Age: 53.
Two World Trade Center, New York, New York 10048-0203
Formerly Chairman (August 2000 - July 2001),  Chief Executive Officer  (September 1995 - July 2001),  President (June
1991 - August 2000) and a director  (December  1994 - July 2001) of the  Manager;  President  (September  1995 - July
2001) and a director  (October 1990 - July 2001) of  Oppenheimer  Acquisition  Corp.,  the Manager's  parent  holding company;  President,  Chief  Executive  Officer and a director  (March 2000 - July 2001) of OFI Private  Investments,
Inc.,  an  investment  adviser  subsidiary  of the Manager;  Chairman and a director of  Shareholder  Services,  Inc.
(August 1994 - July 2001) and Shareholder  Financial  Services,  Inc.  (September  1995 - July 2001),  transfer agent subsidiaries of the Manager;  President  (September  1995 - July 2001) and a director  (November 1989 - July 2001) of
Oppenheimer  Partnership  Holdings,  Inc., a holding  company  subsidiary  of the Manager;  President  and a director
(October 1997 - July 2001) of  OppenheimerFunds  International  Ltd., an offshore fund  management  subsidiary of the
Manager and of Oppenheimer  Millennium Funds plc; a director of HarbourView  Asset Management  Corporation (July 1991
- July 2001) and of Oppenheimer Real Asset Management,  Inc. (July 1996 - July 2001), investment adviser subsidiaries of the Manager;  a director (April 2000 - July 2001) of  OppenheimerFunds  Legacy Program, a charitable trust program established by the Manager. President and a trustee of other Oppenheimer funds.

Carol E. Wolf, Vice President and Portfolio Manager, Age: 48.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President  (since June 2000) of the Manager and of Centennial Asset  Management  Corporation;  an officer of other Oppenheimer funds; formerly Vice President of the Manager (June 1990 - June 2000).

Andrew J. Donohue, Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General Counsel (since October 1991) and a director (since September
1995) of the Manager;  Executive Vice President  (since  September  1993) and a director  (since January 1992) of the
Distributor;  Executive Vice President,  General Counsel and a director (since  September 1995) of HarbourView  Asset
Management   Corporation,   Shareholder  Services,   Inc.,  Shareholder  Financial  Services,  Inc.  and  Oppenheimer
Partnership  Holdings,  Inc., of OFI Private Investments,  Inc. (since March 2000), and of PIMCO Trust Company (since
May 2000);  President  and a director of  Centennial  Asset  Management  Corporation  (since  September  1995) and of
Oppenheimer Real Asset  Management,  Inc. (since July 1996);  Vice President and a director (since September 1997) of
OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds  plc;  a director  (since  April  2000) of
OppenheimerFunds  Legacy Program, a charitable trust program  established by the Manager;  General Counsel (since May
1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President of the  Manager/Mutual  Fund  Accounting  (since May 1996);  an officer of other  Oppenheimer  funds;
formerly an Assistant  Vice  President of the  Manager/Mutual  Fund  Accounting  (April 1994 - May 1996),  and a Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President  of the  Manager/Mutual  Fund  Accounting  (since  May  1996);  Assistant  Treasurer  of  Oppenheimer
Millennium  Funds plc (since  October  1997);  an officer of other  Oppenheimer  Funds;  formerly an  Assistant  Vice
President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.

Barry D. Weiss, Vice President and Portfolio Manager, Age: 37.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President  of the Manager  (since July 2001);  an officer and  portfolio  manager of other  Oppenheimer  funds;
formerly  Assistant Vice  President and Senior Credit Analyst of the Manager  (February  2000-June  2001),  Associate
Director,  Structured Finance,  Fitch IBCA Inc. (April 1998 - February 2000); News Director,  Fitch Investors Service
(September 1996 - April 1998); and Senior Budget Analyst,  City of New York,  Office of Management & Budget (February
1990 - September 1996).

Brian W. Wixted, Treasurer, Principal Financial and Accounting Officer, Age: 40.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer  (since March 1999) of the Manager;  Treasurer  (since March 1999) of HarbourView
Asset  Management   Corporation,   Shareholder  Services,   Inc.,  Oppenheimer  Real  Asset  Management  Corporation,
Shareholder Financial Services,  Inc. and Oppenheimer  Partnership Holdings,  Inc., of OFI Private Investments,  Inc.
(since  March 2000) and of  OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds plc (since May
2000);  Treasurer and Chief Financial  Officer (since May 2000) of PIMCO Trust Company;  Assistant  Treasurer  (since
March 1999) of Oppenheimer  Acquisition  Corp. and of Centennial  Asset Management  Corporation;  an officer of other
Oppenheimer  funds;  formerly  Principal and Chief  Operating  Officer,  Bankers Trust Company - Mutual Fund Services
Division  (March 1995 - March  1999);  Vice  President  and Chief  Financial  Officer of CS First  Boston  Investment
Management Corp. (September 1991 - March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice  President  (since May 1985) and Associate  General  Counsel  (since May 1981) of the Manager,  Assistant
Secretary of Shareholder  Services,  Inc.  (since May 1985),  Shareholder  Financial  Services,  Inc. (since November
1989);  OppenheimerFunds  International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

         Remuneration  of Directors.  The officers of the Fund who are affiliated  with the Manager receive no salary or fee from the Fund. The Directors of the Fund received the  compensation  shown below.  The  compensation  from the
Fund was paid  during  its  fiscal  year  ended  July  31,  2000.  The  compensation  from all of the New  York-based
Oppenheimer funds includes the Fund and is compensation  received as a director,  trustee or member of a committee of the Board during the calendar year 1999.

    ------------------------------ --------------------------- ------------------------- -----------------------
                                                                                         Total
                                                               Retirement                Compensation
                                                               Benefits                  from all
                                   Aggregate                   Accrued                   New York-Based
    Director's                     Compensation                as Fund                   Oppenheimer Funds2
    Name and Position              from Fund1                  Expenses                  (29 Funds)
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Leon Levy                      $24,912                     $ 11,486                  $166,700
    Chairman
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Robert G. Galli3               $8,174                      0                         $177,715
    Study Committee Member
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Benjamin Lipstein              $22,814                     $11,209                   $144,100
    Study Committee
    Chairman Audit Committee
    Member
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Elizabeth B. Moynihan          $11,742                     $3,568                    $101,500
    Study Committee
    Member
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Kenneth A. Randall             $14,143                     $6,726                    $93,100
    Audit Committee
    Chairman
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Edward V. Regan                $7,417                      0                         $92,100
    Proxy Committee Chairman,
    Audit Committee Member

    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------

    Donald W. Spiro                $3,150                      0                         $10,250
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Russell S. Reynolds, Jr.       $7,773                      $2,224                    $68,900
    Proxy Committee
    Member
    ------------------------------ --------------------------- ------------------------- -----------------------
    ------------------------------ --------------------------- ------------------------- -----------------------
    Clayton K. Yeutter4            $4,943                      0                         $51,675
    Proxy Committee
    Member
    ------------------------------ --------------------------- ------------------------- -----------------------
(1)      Aggregate compensation includes fees, deferred compensation, if any, and retirement plan benefits accrued for a Director.
(2)      For the 1999 calendar year.
(3)  Total  compensation  for  the  1999  calendar  year  includes  compensation  received  for  serving  as  trustee
(director) of         ten other Oppenheimer funds.
(4)       Includes $989 deferred under Deferred Compensation Plan described below.

         Deferred  Compensation Plan for Directors.  The Board of Directors has adopted a Deferred  Compensation Plan for  disinterested  directors that enables them to elect to defer receipt of all or a portion of the annual fees they are  entitled to receive  from the Fund.  Under the plan,  the  compensation  deferred by a Director is  periodically adjusted as though an equivalent  amount had been  invested in shares of one or more  Oppenheimer  funds  selected by the Director.  The amount paid to the Director under this plan will be determined  based upon the  performance of the selected funds.

         Deferral of Directors'  fees under this plan will not materially  affect the Fund's  assets,  liabilities or net income per share.  This plan will not  obligate  the Fund to retain the  services  of any  Director or to pay any particular  level of  compensation  to any  Director.  Pursuant to an Order  issued by the  Securities  and  Exchange
Commission,  the Fund may invest in the funds selected by the Director under this plan without  shareholder  approval for the limited purpose of determining the value of the Directors' deferred fee accounts.

         Retirement  Plan for Directors.  The Fund has adopted a retirement plan that provides for payment to retired
Directors.  Payments  are up to 80% of the average  compensation  paid during a  Director's  five years of service in which the  highest  compensation  was  received.  A Director  must serve as  trustee or  director  for any of the New
York-based  Oppenheimer  funds  for at least 15  years  to be  eligible  for the  maximum  payment.  Each  Director's retirement  benefits  will  depend  on the  amount of the  Director's  future  compensation  and  length of  service.
Therefore,  the amount of those  benefits  cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.

         Major  Shareholders.  As of October 31,  2000,  the only person who owned of record or was known by the Fund to own  beneficially  5% or more of the Fund's  outstanding  shares was the  Manager  (OppenheimerFunds,  Inc.) which owned  126,143,737.13  shares  (which  was 6.80% of the  outstanding  shares of the Fund on that  date),  for its own account.

The  Manager.  The Manager is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding  company  controlled  by
Massachusetts Mutual Life Insurance Company.

         |X| Code of Ethics.  The Fund,  the Manager  and the  Distributor  have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees,  including portfolio managers,  that would compete with or take advantage of the Fund's  portfolio  transactions.  Covered persons include persons with knowledge of the investments  and  investment  intentions of the Fund and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities,  including  securities that may be purchased or held by the  Fund,  subject  to a number of  restrictions  and  controls.  Compliance  with the Code of  Ethics is  carefully monitored and enforced by the Manager.

         The Code of Ethics is an  exhibit  to the  Fund's  registration  statement  filed  with the  Securities  and
Exchange  Commission and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can
obtain  information  about the hours of operation of the Public Reference Room by calling the SEC at  1.202.942.8090.
The Code of Ethics can also be viewed as part of the Fund's  registration  statement  on the SEC's EDGAR  database at the SEC's  Internet web site at  http://www.sec.gov.  Copies may be  obtained,  after  paying a  duplicating  fee, by electronic  request at the following E-mail address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

         The Investment Advisory  Agreement.  The Manager provides investment advisory and management services to the
Fund under an investment  advisory  agreement  between the Manager and the Fund. The Manager  selects  securities for the Fund's portfolio and handles its day-to-day  business.  The agreement  requires the Manager,  at its expense,  to provide the Fund with adequate  office space,  facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative  and clerical  personnel required to provide effective  administration for the Fund.  Those  responsibilities  include  the  compilation  and  maintenance  of records  with  respect to its operations,  the preparation  and filing of specified  reports,  and composition of proxy materials and  registration statements for continuous public sale of shares of the Fund.

         Expenses not  expressly  assumed by the Manager  under the  investment  advisory  agreement  are paid by the
Fund. The investment  advisory  agreement  lists examples of expenses paid by the Fund. The major  categories  relate to interest,  taxes,  fees to  disinterested  Directors,  legal and audit  expenses,  custodian  and  transfer  agent expenses,  share issuance costs,  certain  printing and  registration  costs and  non-recurring  expenses,  including litigation  costs.  The management  fees paid by the Fund to the Manager are calculated at the rates described in the
Prospectus.

         Under the investment advisory  agreement,  the Manager guarantees that the total expenses of the Fund in any calendar  year,  exclusive  of taxes,  interest  and  brokerage  fees,  shall not  exceed the lesser of (a) 1% of the average  annual net assets of the Fund,  or (b) 25% of the total annual  investment  income of the Fund.  The Manager undertakes to pay or refund to the Fund any amount by which such expenses  shall exceed those limits.  The payment of the  management  fee at the end of any month will be reduced so that at no time will there be any  accrued but unpaid liability under this expense limitation.

   ----------------------- -------------------------------------------------------------------------------------
     Fiscal Year ending                       Management Fee Paid to OppenheimerFunds, Inc.
            7/31
   ----------------------- -------------------------------------------------------------------------------------
   ----------------------- -------------------------------------------------------------------------------------
            1998                                                $4,829,036
   ----------------------- -------------------------------------------------------------------------------------
   ----------------------- -------------------------------------------------------------------------------------
            1999                                                $5,854,320
   ----------------------- -------------------------------------------------------------------------------------
   ----------------------- -------------------------------------------------------------------------------------
            2000                                                $7,172,648
   ----------------------- -------------------------------------------------------------------------------------

         The  investment  advisory  agreement  states that in the absence of willful  misfeasance  the Manager is not liable for any loss sustained by reason of the adoption of any investment  policy or the purchase,  sale or retention of any  security  on its  recommendation,  whether  or not  such  recommendation  shall  have  been  based on its own investigation  and research or upon  investigation and research by any other  individual,  firm or corporation.  That recommendation  must have been made, and such other  individual,  firm or corporation  must have been selected,  with due care and in good faith.  However,  the Manager is not excused from  liability  for its willful  misfeasance,  bad faith or gross  negligence  in the  performance  of its duties,  or its  reckless  disregard of its  obligations  and duties, under the investment advisory agreement.

         The investment  advisory  agreement  permits the Manager to act as investment  advisor for any other person, firm or corporation  and to use the name  "Oppenheimer"  in connection with other  investment  companies for which it may act as investment  advisor or general  distributor.  If the Manager shall no longer act as investment  advisor to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

         The Distributor.  Under its General  Distributor's  Agreement with the Fund,  OppenheimerFunds  Distributor,
Inc., a subsidiary  of the Manager,  acts as the Fund's  principal  underwriter  and  Distributor  in the  continuous public  offering of the Fund's  shares.  The  Distributor is not obligated to sell a specific  number of shares.  The
Distributor bears the expenses  normally  attributable to sales,  including  advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.

Portfolio  Transactions.  Portfolio  decisions are based upon  recommendations and judgment of the Manager subject to the overall  authority of the Board of Directors.  Most purchases made by the Fund are principal  transactions at net prices,  so the Fund incurs  little or no brokerage  costs.  The Fund deals  directly  with the selling or purchasing principal or market maker  without  incurring  charges for the services of a broker on its behalf  unless the Manager determines  that a better  price or  execution  may be  obtained  by using the  services  of a broker.  Purchases  of portfolio  securities from  underwriters  include a commission or concession  paid by the issuer to the  underwriter, and purchases from dealers include a spread between the bid and asked prices.

         The Fund seeks to obtain prompt  execution of orders at the most  favorable  net price.  If dealers are used for portfolio  transactions,  transactions may be directed to dealers for their execution and research services.  The research  services  provided by a particular broker may be useful only to one or more of the advisory accounts of the
Manager and its affiliates.  Investment  research  received for the commissions of those other accounts may be useful both to the  Fund and one or more of such  other  accounts.  Investment  research  services  may be  supplied  to the
Manager by a third party at the  instance of a broker  through  which trades are placed.  It may include  information and analyses on particular  companies and  industries  as well as market or economic  trends and portfolio  strategy, receipt of market quotations for portfolio evaluations,  information systems,  computer hardware and similar products and services.  If a research  service also assists the Manager in a  non-research  capacity  (such as  bookkeeping or other  administrative  functions),  then only the percentage or component that provides  assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The research  services  provided by brokers broaden the scope and supplement the research  activities of the
Manager.  That research  provides  additional views and comparisons for  consideration,  and helps the Manager obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

         Subject to  applicable  rules  covering the Manager's  activities in this area,  sales of shares of the Fund and/or  the other  investment  companies  managed  by the  Manager  or  distributed  by the  Distributor  may also be considered as a factor in the direction of transactions  to dealers.  That must be done in conformity with the price, execution and other  considerations  and practices  discussed above.  Those other investment  companies may also give similar  consideration  relating to the sale of the Fund's shares.  No portfolio  transactions will be handled by any securities dealer affiliated with the Manager.

         The Fund's policy of investing in short-term  debt securities with maturity of less than one year results in high portfolio turnover and may increase the Fund's  transaction  costs.  However,  since brokerage  commissions,  if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a variety of terms to  illustrate  its  performance.  These terms  include  "yield,"  "compounded  effective  yield" and "average  annual total  return." An  explanation  of how yields and total returns are  calculated is set forth below.  The charts below show the Fund's  performance as of the
Fund's most recent fiscal year end. You can obtain current  performance  information  by calling the Fund's  Transfer
Agent at 1.800.525.7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

         The Fund's  illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange  Commission.  Those rules  describe the types of  performance  data that may be used and how it is to be calculated.  If the fund shows  total  returns in addition  to its  yields,  the  returns  must be for the 1-, 5- and
10-year periods ending as of the most recent calendar quarter prior to the publication of the  advertisement  (or its submission for publication).

         Use of standardized  performance  calculations  enables an investor to compare the Fund's performance to the performance of other funds for the same periods.  However,  a number of factors should be considered before using the
Fund's performance information as a basis for comparisons with other investments:

         o Yields and total  returns  measure the  performance  of a  hypothetical  account in the Fund over  various periods and do not show the performance of each shareholder's  account. Your account's performance will vary from the model  performance  data if your  dividends  are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
         o An investment in the Fund is not insured by the FDIC or any other government agency.
         o The Fund's yield is not fixed or guaranteed and will fluctuate.
         o    Yields and total returns for any given past period  represent  historical  performance  information and are not, and should not be considered, a prediction of future yields or returns.

         o    Yields.  The Fund's  current yield is calculated  for a seven-day  period of time as follows.  First, a base  period  return  is  calculated  for the  seven-day  period  by  determining  the net  change  in the value of a hypothetical  pre-existing  account having one share at the beginning of the seven-day  period.  The change  includes dividends  declared on the original  share and  dividends  declared on any shares  purchased  with  dividends on that share,  but such dividends are adjusted to exclude any realized or unrealized  capital gains or losses  affecting the dividends  declared.  Next,  the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

         The compounded effective yield for a seven-day period is calculated by
         (1) adding 1 to the base period return (obtained as described above),
         (2) raising the sum to a power equal to 365 divided by 7, and
         (3) subtracting 1 from the result.

         The yield as calculated above may vary for accounts less than  approximately $100 in value due to the effect of rounding  off each daily  dividend to the nearest  full cent.  The  calculation  of yield under  either  procedure described above does not take into  consideration  any realized or unrealized gains or losses on the Fund's portfolio securities which may affect  dividends.  Therefore,  the return on dividends  declared during a period may not be the same on an annualized basis as the yield for that period.

         Total Return  Information.  There are different types of "total returns" to measure the Fund's  performance.
Total return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming that all dividends and capital gains  distributions  are  reinvested in additional  shares and that the investment is redeemed at the end of the period.  The  cumulative  total  return  measures  the change in value over the entire  period (for example,  ten years).  An average  annual  total  return  shows the average  rate of return for each year in a period that would produce the  cumulative  total return over the entire  period.  However,  average  annual total returns do not show  actual  year-by-year  performance.  The Fund  uses  standardized  calculations  for its  total  returns  as prescribed by the SEC.  The methodology is discussed below.

         o    Average  Annual Total  Return.  The "average  annual total  return" of each class is an average  annual compounded  rate of return  for each year in a  specified  number  of  years.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula  below) held for a number of years ("n") to achieve an Ending  Redeemable  Value  ("ERV" in the  formula)  of that  investment,  according  to the following formula:

                                                1/n
                                (   ERV       )      - 1 = Average Annual Total Return
                                (    ----     )
                                (    P        )

         o    Cumulative Total Return.  The "cumulative total return"  calculation  measures the change in value of a hypothetical  investment of $1,000 over an entire period of years.  Its calculation  uses some of the same factors as average  annual  total  return,  but it does not  average  the rate of return on an annual  basis.  Cumulative  total return is determined as follows:

                                        ERV - P
                                        -------   = Total Return
                                          P

   --------------------- ---------------------- ----------------------------------------------------------------
          Yield          Compounded Effective              Average Annual Total Returns (at 7/31/00)
      (7 days ended              Yield
         7/31/00)            (7 days ended
                               7/31/00)
   --------------------- ---------------------- ----------------------------------------------------------------
   --------------------- ---------------------- ---------------------- ----------------------- -----------------

                                                       1-Year                 5 Years              10 Years
   --------------------- ---------------------- ---------------------- ----------------------- -----------------
   --------------------- ---------------------- ---------------------- ----------------------- -----------------
          5.90%                  6.07%                  5.38%                  4.97%                4.71%
   --------------------- ---------------------- ---------------------- ----------------------- -----------------

Other  Performance  Comparisons.  Yield  information may be useful to investors in reviewing the Fund's  performance.
The Fund may make  comparisons  between its yield and that of other  investments,  by citing various  indices such as
The Bank Rate Monitor  National Index  (provided by Bank Rate Monitor(TM))  which measures the average rate paid on bank money market  accounts,  NOW accounts and  certificates  of deposits by the 100 largest  banks and thrifts in the top ten  metropolitan  areas.  When  comparing  the  Fund's  yield  with  that of  other  investments,  investors  should understand that certain other investment  alternatives such as certificates of deposit,  U.S. government  securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

         From time to time, the Fund may include in its advertisements and sales literature  performance  information about the Fund cited in other newspapers and periodicals,  such as The New York Times, which may include  performance quotations from other sources.

         From time to time,  the Fund's  Manager  may publish  rankings  or ratings of the  Manager (or the  Transfer
Agent) or the investor  services  provided by them to shareholders of the Oppenheimer  funds,  other than performance rankings of the Oppenheimer funds  themselves.  Those ratings or rankings of  investor/shareholder  services by third parties may compare the  services of the  Oppenheimer  funds to those of other mutual fund  families  selected by the rating or ranking services.  They may be based on the opinions of the rating or ranking service itself,  based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.

---------------------------------------------------------------------------------------------------------------------
A B O U T   Y O U R   A C C O U N T
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How to Buy Shares

AccountLink.  When shares are purchased through  AccountLink,  each purchase must be at least $25.00.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate the  Automated  Clearing  House
("ACH")  transfer to buy shares.  Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives  Federal Funds for the purchase  through the ACH system before the close of The
New York Stock  Exchange.  The Exchange  normally  closes at 4:00 P.M.,  but may close  earlier on certain  days.  If
Federal  Funds are  received on a business  day after the close of the  Exchange,  the shares will be  purchased  and dividends  will begin to accrue on the next  regular  business  day.  The  proceeds  of ACH  transfers  are  normally received by the Fund 3 days after the transfers  are  initiated.  The  Distributor  and the Fund are not  responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Asset  Builder  Plans.  To  establish an Asset  Builder Plan to buy shares  directly  from a bank  account,  you must enclose a check (the  minimum is $25) for the initial  purchase  with your  application.  Shares  purchased  by Asset
Builder Plan payments from bank accounts are subject to the redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset Builder Plans are  available  only if your bank is an ACH member.  Asset Builder Plans may not be used to buy shares for  OppenheimerFunds  employer-sponsored  qualified  retirement  accounts.  Asset  Builder
Plans  also  enable  shareholders  of  Oppenheimer  Cash  Reserves  to use their  account to make  monthly  automatic purchases of shares of up to four other Oppenheimer funds.

         If you make  payments  from your bank  account to purchase  shares of the Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you select on your  Application.  Neither the  Distributor,  the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmission.

         Before you establish  Asset Builder  payments,  you should obtain a prospectus of the selected  fund(s) from your  financial  advisor  (or the  Distributor)  and  request  an  application  from the  Distributor.  Complete  the application  and return it. You may change  the  amount of your Asset  Builder  payment or your can  terminate  these automatic  investments  at any time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable period  (approximately  10 days) after receipt of your  instructions  to implement  them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

         The Oppenheimer  Funds.  The Oppenheimer  funds are those mutual funds for which the Distributor acts as the distributor or the sub-Distributor and include the following:

Oppenheimer Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Disciplined Value Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Florida Municipal Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer Insured Municipal Fund
Oppenheimer Intermediate Municipal Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Large Cap Growth Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street California Municipal Fund
Oppenheimer Main Street Growth & Income Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Municipal Bond Fund
Oppenheimer New Jersey Municipal Fund
Oppenheimer New York Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Quest Balanced Value Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Small Cap Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund
Limited Term New York Municipal Fund
Rochester Fund Municipals

and the following money market funds:
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Money Market Fund, Inc.

Determination  of Net  Asset  Value Per  Share.  The net asset  value per share of the Fund is  determined  as of the close of  business  of The New York  Stock  Exchange  (the  "Exchange")  on each day that the  Exchange  is open,  by dividing  the value of the  Fund's  net  assets by the total  number of shares  outstanding.  The  Exchange  normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example,  in case of weather  emergencies or on days falling before a holiday).  The Exchange's  most recent annual  announcement  (which is subject to change)
states that it will close on New Year's Day,  Martin  Luther King Jr. Day,  Presidents'  Day,  Good Friday,  Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  It may also close on other days.

         The  Fund's  Board of  Directors  has  adopted  the  amortized  cost  method to value the  Fund's  portfolio securities.  Under the amortized cost method,  a security is valued  initially at its cost and its valuation  assumes a constant  amortization  of any  premium or  accretion  of any  discount,  regardless  of the impact of  fluctuating interest  rates on the market value of the  security.  This method does not take into  consideration  any  unrealized capital  gains or losses on  securities.  While this method  provides  certainty  in valuing  securities,  in certain periods the value of a security  determined  by  amortized  cost may be higher or lower than the price the Fund would receive if it sold the security.

         The Fund's Board of Directors has  established  procedures  reasonably  designed to stabilize the Fund's net asset value at $1.00 per share.  Those procedures  include a review of the Fund's portfolio  holdings by the Board of
Directors,  at intervals it deems  appropriate,  to determine  whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

         The Board of  Directors  will examine the extent of any  deviation  between the Fund's net asset value based upon  available  market  quotations  and amortized  cost. If the Fund's net asset value were to deviate from $1.00 by more than 0.5%,  Rule 2a-7 requires the Board of Directors to consider what action,  if any, should be taken. If they find that the extent of the  deviation may cause a material  dilution or other unfair  effects on  shareholders,  the
Board of  Directors  will  take  whatever  steps it  considers  appropriate  to  eliminate  or reduce  the  dilution, including, among others,  withholding or reducing dividends,  paying dividends from capital or capital gains, selling portfolio  instruments  prior to maturity to realize  capital  gains or losses or to shorten the average  maturity of the portfolio, or calculating net asset value per share by using available market quotations.

         During periods of declining  interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment  income and dividends  higher) than those of a fund holding the identical  investments as the Fund but which used a method of portfolio  valuation  based on market prices or estimates of market prices.  During periods of rising  interest  rates,  the daily yield of the Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is  presented  to the  Bank  for  clearance,  the  Bank  will  ask the  Fund to  redeem a sufficient  number of full and  fractional  shares in the  shareholder's  account  to cover the  amount of the check.
This  enables the  shareholder  to continue  receiving  dividends on those shares until the check is presented to the
Fund.  Checks may not be presented for payment at the offices of the Bank or the Fund's  Custodian.  This  limitation does not affect the use of checks for the payment of bills or to obtain cash at other  banks.  The Fund  reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.

         In choosing to take  advantage  of the  Checkwriting  privilege,  by signing the Account  Application  or by completing a Checkwriting card, each individual who signs:
(1)      for individual accounts,  represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)      for  accounts  for  corporations,  partnerships,  trusts  and other  entities,  represents  that they are an officer,  general partner,  trustee or other fiduciary or agent, as applicable,  duly authorized to act on behalf of the registered owner(s);
(3)      authorizes the Fund,  its Transfer  Agent and any bank through which the Fund's drafts  (checks) are payable to pay all checks drawn on the Fund  account of such  person(s)  and to redeem a  sufficient  amount of shares from that account to cover payment of each check;
         (4)  specifically  acknowledges  that if they  choose to permit  checks to be  honored  if there is a single signature on checks drawn against joint accounts,  or accounts for corporations,  partnerships,  trusts or other  entities,  the  signature  of any one  signatory on a check will be  sufficient  to authorize payment of that check and redemption from the account,  even if that account is registered in the names of more than one person or more than one authorized  signature  appears on the Checkwriting card or the
              Application, as applicable;
(5)      understands that the Checkwriting  privilege may be terminated or amended at any time by the Fund and/or the
              Fund's bank; and
(6)      acknowledges  and agrees that neither the Fund nor its bank shall incur any liability for that  amendment or termination of checkwriting  privileges or for redeeming  shares to pay checks  reasonably  believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal Funds Wire.  The Federal Funds wire of  redemptions  proceeds may be delayed if the Fund's  custodian  bank is not open for business on a day when the Fund would  normally  authorize the wire to be made,  which is usually the Fund's next regular  business day following the  redemption.  In those  circumstances, the wire will not be  transmitted  until  the next  bank  business  day on which  the Fund is open for  business.  No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Distributions  From Retirement Plans.  Requests for distributions  from  OppenheimerFunds-sponsored  IRAs,  403(b)(7)
custodial plans, 401(k) plans or pension or profit-sharing  plans should be addressed to "Director,  OppenheimerFunds
Retirement  Plans," c/o the Transfer  Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information.  The request must
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants  (other than  self-employed  persons) in  OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the Fund held in the name of the plan or its  fiduciary may not directly  request  redemption of their accounts.  The plan administrator or fiduciary must sign the request.

         Distributions  from pension and profit sharing plans are subject to special  requirements under the Internal
Revenue Code and certain  documents  (available  from the  Transfer  Agent) must be  completed  and  submitted to the
Transfer Agent before the  distribution may be made.  Distributions  from retirement plans are subject to withholding requirements  under the  Internal  Revenue  Code,  and IRS Form W-4P  (available  from the  Transfer  Agent)  must be submitted to the  Transfer  Agent with the  distribution  request,  or the  distribution  may be delayed.  Unless the shareholder has provided the Transfer Agent with a certified tax  identification  number,  the Internal  Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder  elects not to have tax withheld.  The
Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent assume no  responsibility  to  determine  whether a distribution  satisfies  the  conditions  of applicable  tax laws and will not be  responsible  for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The  Distributor  is the Fund's agent to repurchase its shares from authorized  dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase  price per share will be the net asset value next  computed  after the  Distributor  receives  the order  placed by the dealer or  broker.  However,  if the
Distributor  receives a repurchase  order from a dealer or broker after the close of The New York Stock Exchange on a regular  business  day, it will be processed at that day's net asset value if the order was received by the dealer or broker  from its  customers  prior to the time the  Exchange  closes.  Normally  the  Exchange  closes  at 4:00  P.M.
Additionally,  the  order  must  have been  transmitted  to and  received  by the  Distributor  prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a  broker-dealer  under this  procedure,  payment will be made within three  business days after the shares have been redeemed upon the  Distributor's  receipt of the required  redemption documents in proper form. The signature(s) of the registered  owner(s) on the redemption  document must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and  Exchange  Plans.  Investors  owning  shares  of the Fund  valued  at  $5,000  or more can authorize  the  Transfer  Agent to  redeem  shares  (having  a value of at least  $50)  automatically  on a  monthly, quarterly,  semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will be redeemed three business days prior to the date  requested by the  shareholder  for receipt of the  payment.  Automatic  withdrawals  of up to
$1,500 per month may be requested by telephone  if payments are to be made by check  payable to all  shareholders  of record.  Payments  must also be sent to the  address of record for the  account  and the  address  must not have been changed within the prior 30 days.  Required minimum  distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

         Payments are normally made by check,  but  shareholders  having  AccountLink  privileges may arrange to have
Automatic  Withdrawal  Plan  payments  transferred  to the bank  account  designated  on the Account  Application  or signature-guaranteed  instructions  sent  to  the  Transfer  Agent.  Shares  are  normally  redeemed  pursuant  to an
Automatic  Withdrawal  Plan  three  business  days  before the  payment  transmittal  date you select in the  Account
Application.  If a contingent  deferred  sales charge applies to the  redemption,  the amount of the check or payment will be reduced  accordingly.  The Fund cannot guarantee  receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice.

         By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder  agrees to the terms and conditions applicable to such plans as stated below.  These  provisions  may be amended from time to time by the Fund and/or the
Distributor.  When adopted, any amendments will automatically apply to existing Plans.

         Automatic  Exchange  Plans.  Shareholders  can  authorize  the Transfer  Agent to exchange a  pre-determined amount of shares of the Fund for shares (of the same class) of other  Oppenheimer  funds  automatically on a monthly, quarterly,  semi-annual  or annual basis under an Automatic  Exchange  Plan. The minimum amount that may be exchanged
to  each  other  fund   account  is  $25.   Instructions   should  be  provided  on  the   Account   Application   or
signature-guaranteed  instructions.  Exchanges made under these plans are subject to the  restrictions  that apply to exchanges  as set forth in "How to Exchange  Shares" in the  Prospectus  and below in this  Statement  of  Additional
Information.

         Automatic  Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal  payments.  Shares acquired  without a sales charge will be redeemed  first.  Shares  acquired  with  reinvested  dividends  and capital gains  distributions will be redeemed next,  followed by shares acquired with a sales charge, to the extent necessary to make  withdrawal  payments.  Depending  upon the amount  withdrawn,  the  investor's  principal  may be  depleted.
Payments made under withdrawal plans should not be considered as a yield or income on your investment.

         The Transfer Agent will  administer the investor's  Automatic  Withdrawal  Plan as agent for the shareholder
(the  "Planholder")  who executed the Plan  authorization  and application  submitted to the Transfer Agent.  Neither the  Transfer  Agent nor the Fund shall incur any  liability to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer  the Plan.  Share  certificates  will not be issued for shares of the
Fund  purchased  for and held under the Plan,  but the  Transfer  Agent will credit all such shares to the account of the  Planholder  on the  records  of the  Fund.  Any  share  certificates  held by a  Planholder  may be  surrendered unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the certificate may be held under the Plan.

         For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net asset value  without a sales  charge.  Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be  redeemed to make  withdrawal  payments  at the net asset value per share  determined  on the redemption  date.  Checks or AccountLink  payments of the proceeds of Plan  withdrawals  will normally be transmitted three  business  days prior to the date  selected  for receipt of the payment  according  to the choice  specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

         The amount and the  interval of  disbursement  payments  and the address to which checks are to be mailed or
AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.
The  Planholder  should allow at least two weeks' time in mailing such  notification  for the requested  change to be put in effect.  The  Planholder  may, at any time,  instruct the Transfer  Agent by written notice (in proper form in accordance  with the  requirements  of the  then-current  Prospectus  of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case,  the Transfer  Agent will redeem the number of shares  requested at the net asset value per share in effect in accordance with the Fund's usual  redemption  procedures and will mail a check for the proceeds to the Planholder.

         The  Planholder  may terminate a Plan at any time by writing to the Transfer  Agent.  The Fund may also give directions  to the  Transfer  Agent to  terminate  a Plan.  The  Transfer  Agent will also  terminate a Plan upon its receipt of evidence  satisfactory to it that the Planholder has died or is legally  incapacitated.  Upon  termination of a Plan by the  Transfer  Agent or the Fund,  shares that have not been  redeemed  from the account will be held in uncertificated  form  in  the  name  of  the  Planholder.  The  account  will  continue  as a  dividend-reinvestment, uncertificated  account unless and until proper  instructions  are received from the Planholder,  his or her executor or guardian, or another authorized person.

         To use shares  held under the Plan as  collateral  for a debt,  the  Planholder  may  request  issuance of a portion of the shares in  certificated  form.  Upon written  request  from the  Planholder,  the Transfer  Agent will determine  the number of shares for which a  certificate  may be issued  without  causing  the  withdrawal  checks to stop.  However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the Transfer Agent ceases to act as transfer  agent for the Fund,  the Planholder  will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular class of Oppenheimer  funds having more than one class of shares may be  exchanged  only for shares of the same class of other  Oppenheimer  funds.  Shares of this Fund are deemed to be "Class A Shares"  for this  purpose.  You can obtain a current  list of funds  showing  which  funds  offer  which classes by calling the Distributor at 1-800-525-7048.

o        All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund,
     Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New
     York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.
o        Oppenheimer Main Street California Municipal Fund currently offers only Class A and Class B shares.
o        Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401 (k) plans.
o        Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset
                                                                      -
     Fund may not be exchanged for shares of any other fund.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other
     Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of
     Class M shares.
o        Class A shares of Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money
     Market Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchange for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
     Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
     Rate Fund if they are repurchased before the expiration of the holding period.
o        Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other
     Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market
     Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.

         Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor.  Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

         Shares of this Fund purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the Fund shares are purchased. If requested, they must supply proof of entitlement to this privilege.

         Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent  deferred sales charge.  However,  when Class A shares acquired by exchange of Class A shares of other  Oppenheimer  funds purchased  subject to a Class A contingent deferred sales charge are redeemed  within 18 months of the end of the calendar month of the initial  purchase of the exchanged Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed shares. The Class
B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are  redeemed  within 6 years of the  initial  purchase  of the  exchanged  Class B shares.  The  Class C  contingent deferred  sales  charge is imposed on Class C shares  acquired by exchange if they are  redeemed  within 12 months of the initial  purchase of the  exchanged  Class C shares.  With  respect to Class N shares,  if you redeem your shares within 18 months of the  retirement  plan's  first  purchase or the  retirement  plan  eliminates  the Fund as a plan investment  option within 18 months of selecting the Fund, a 1% contingent  deferred  sales charge will be imposed on the plan.

         o Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject telephone or written exchange requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         o Telephone  Exchange  Requests.  When exchanging  shares by telephone,  a shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the investor  must obtain a prospectus  of that fund before the exchange  request may be  submitted.  For full or partial  exchanges of an account made by telephone, any  special  account  features  such as  Asset  Builder  Plans,  Automatic  Withdrawal  Plans  and  retirement  plan contributions  will be  switched  to the new  account  unless the  Transfer  Agent is  instructed  otherwise.  If all telephone  lines are busy (which might occur,  for  example,  during  periods of  substantial  market  fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |X|  Processing  Exchange  Requests.  Shares to be exchanged  are  redeemed on the regular  business day the
Transfer Agent receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases may be delayed by either fund up to five business days if it determines that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves the right,  in its  discretion,  to refuse any  exchange  request  that may  disadvantage  it. For example,  if the receipt of multiple  exchange  requests  from a dealer might  require the  disposition  of portfolio securities at a time or at a price that might be disadvantageous  to the Fund, the Fund may refuse the request.  When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset  Builder  Plan or Automatic  Withdrawal  Plan,  will be switched to the new fund account  unless you tell the Transfer Agent not to do so. However,  special  redemption and exchange features such as Automatic  Exchange
Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In  connection  with any  exchange  request,  the  number of shares  exchanged  may be less than the  number requested  if the  exchange or the number  requested  would  include  shares  subject to a  restriction  cited in the
Prospectus or this Statement of Additional  Information or would include shares covered by a share  certificate  that is not tendered with the request.  In those cases,  only the shares available for exchange  without  restriction will be exchanged.

         The different  Oppenheimer funds available for exchange have different investment  objectives,  policies and risks.  A shareholder  should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences of an exchange.  For Federal income tax purposes,  an exchange  transaction is treated as a  redemption  of shares of one fund and a purchase  of shares of  another.  The Fund,  the  Distributor,  and the
Transfer  Agent are  unable to  provide  investment,  tax or legal  advice to a  shareholder  in  connection  with an exchange request or any other investment transaction.

Dividends and Taxes

Tax Status of the Fund's  Dividends  and  Distributions.  The  Federal  tax  treatment  of the Fund's  dividends  and capital  gains  distributions  is explained in the  Prospectus  under the caption  "Dividends  and Taxes."  Under the
Internal  Revenue Code,  by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned  from  January 1 through  December 31 of that year and 98% of its  capital  gains  realized in the period from
November 1 of the prior year  through  October 31 of the current  year.  It if does not,  the Fund must pay an excise tax on the  amounts  not  distributed.  It is  presently  anticipated  that the Fund  will meet  those  requirements.
However,  the Fund's Board of Directors and the Manager might  determine in a particular year that it would be in the best interest of  shareholders  for the Fund not to make  distributions  at the required levels and to pay the excise tax on the  undistributed  amounts.  That  would  reduce  the  amount  of  income  or  capital  gains  available  for distribution to  shareholders.  The Fund's  dividends will not be eligible for the  dividends-received  deduction for corporations.

         If the Fund qualifies as a "regulated  investment  company" under the Internal  Revenue Code, it will not be liable for Federal  income taxes on amounts paid by it as dividends and  distributions.  That  qualification  enables the Fund to "pass  through"  its income and  realized  capital  gains to  shareholders  without  having to pay tax on them.  The Fund  qualified  as a  regulated  investment  company in its last  fiscal  year and  intends to qualify in future  years,  but reserves the right not to qualify.  The Internal  Revenue Code contains a number of complex tests to determine  whether the Fund  qualifies.  The Fund might not meet those tests in a particular  year. If it does not qualify,  the Fund will be treated for tax purposes as an ordinary  corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

         Dividends,  distributions  and the proceeds of the redemption of Fund shares  represented by checks returned to the Transfer  Agent by the Postal Service as  undeliverable  will be invested in shares of the Fund as promptly as possible after the return of such checks to the Transfer  Agent,  in order to enable the investor to earn a return on otherwise idle funds.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in Class A shares of any of the other  Oppenheimer  funds listed  above.  Reinvestment  will be made at net asset value without sales charge.  To elect this option,  the shareholder  must notify the Transfer Agent in writing and must have an existing  account in the fund  selected  for  reinvestment.  Otherwise,  the  shareholder first must obtain a prospectus for that fund and an  application  from the  Distributor to establish an account.  The investment  will be made at the net asset value per share in effect at the close of  business on the payable  date of the dividend or distribution.  Dividends and/or  distributions  from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Transfer  Agent.  OppenheimerFunds  Services,  the Fund's  Transfer  Agent,  is a division of the Manager.  It is responsible for maintaining  the Fund's  shareholder  registry and  shareholder  accounting  records,  and for paying dividends and  distributions to shareholders of the Fund. It also handles  shareholder  servicing and  administrative functions.  It is paid on a "at-cost" basis.

The  Custodian.  Citibank,  N.A. is the Custodian of the Fund's  assets.  The  Custodian's  responsibilities  include safeguarding  and  controlling  the Fund's  portfolio  securities and handling the delivery of such securities to and from the  Fund.  It will be the  practice  of the Fund to deal with the  Custodian  in a manner  uninfluenced  by any banking  relationship  the Custodian may have with the Manager and its affiliates.  The Fund's cash balances with the
Custodian in excess of $100,000 are not protected by Federal deposit  insurance.  Those  uninsured  balances at times may be substantial.

Independent  Auditors.  KPMG  LLP are  the  independent  auditors  of the  Fund.  They  audit  the  Fund's  financial statements  and perform other related  audit  services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
OPPENHEIMER MONEY MARKET FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Money Market Fund, Inc. as of July
31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, the seven-month period ended July 31, 1996, and the year ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Market Fund, Inc. as of July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, the seven-month period ended July 31, 1996, and the year ended December 31, 1995, in conformity with accounting principles generally accepted in the United States of
America.

/s/ KPMG LLP

KPMG LLP

Denver, Colorado
August 21, 2000

STATEMENT OF INVESTMENTS July 31, 2000
                                                          PRINCIPAL          VALUE
                                                             AMOUNT     SEE NOTE 1
===================================================================================

 DIRECT BANK OBLIGATIONS--2.7%
-----------------------------------------------------------------------------------
 Bank of America N.A.:
 6.64%, 10/2/00                                         $11,000,000   $ 11,000,000
-----------------------------------------------------------------------------------
 Canadian Imperial Bank of Commerce:
 6.66%, 10/18/00                                         38,000,000     38,000,000
                                                                      -------------
 Total Direct Bank Obligations                                          49,000,000

===================================================================================
 LETTERS OF CREDIT--9.9%
-----------------------------------------------------------------------------------
 Abbey National plc, guaranteeing commercial
 paper of Abbey National North America:
 6.52%, 10/24/00                                         20,000,000     19,695,733
-----------------------------------------------------------------------------------
 ABN Amro Bank NV, guaranteeing commercial
 paper of LaSalle Bank NA:
 6.78%, 8/30/00                                          30,000,000     30,000,000
-----------------------------------------------------------------------------------
 Barclays Bank plc, guaranteeing commercial
 paper of Banco del Istmo SA:
 6.60%, 8/18/00                                          10,000,000      9,968,833
-----------------------------------------------------------------------------------
 Credit Local de France, guaranteeing commercial
 paper of Dexia CLF Finance Co.:
 6.59%, 9/13/00(1)                                       20,000,000     19,842,572
 6.60%, 9/15/00(1)                                       20,000,000     19,835,000
-----------------------------------------------------------------------------------
 Credit Suisse First Boston, guaranteeing commercial
 paper of Credit Suisse First Boston, Inc.:
 6.60%, 9/15/00(1)                                       10,000,000      9,917,500
-----------------------------------------------------------------------------------
 Deutsche Bank AG, guaranteeing commercial
 paper of Deutsche Bank Financial, Inc.:
 6.59%, 9/15/00                                           5,000,000      4,958,813
-----------------------------------------------------------------------------------
 First Union Corp., guaranteeing commercial
 paper of First Union National Bank:
 6.62%, 5/17/01(2)                                       35,000,000     35,000,000
-----------------------------------------------------------------------------------
 Keycorp, guaranteeing commercial paper
 of Key Bank NA:
 6.62%, 5/11/01(2)                                       10,000,000      9,998,449
-----------------------------------------------------------------------------------
 Societe Generale, guaranteeing commercial paper
 of Societe Generale North America:
 6.60%, 9/8/00                                           20,000,000     19,860,667
                                                                      -------------
 Total Letters of Credit                                               179,077,567

===================================================================================
 SHORT-TERM NOTES--87.9%
-----------------------------------------------------------------------------------
 AEROSPACE/DEFENSE--2.7%
 BAE Systems Holdings, Inc.:
 6.59%, 9/14/00(1)                                        5,000,000      4,959,728
-----------------------------------------------------------------------------------
 Honeywell International, Inc.:
 6.63%, 11/13/00-11/17/00                                44,000,000     43,144,730
                                                                      -------------
                                                                        48,104,458

                                                          PRINCIPAL          VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------

 ASSET-BACKED--15.7%
 AriesOne Metafolio Corp.:
 6.58%, 8/8/00(1)                                       $25,000,000   $ 24,968,014
-----------------------------------------------------------------------------------
 Asset Backed Capital Finance, Inc.:
 6.56%, 11/1/00(1)                                       16,000,000     15,731,769
 6.63%, 9/11/00(1)                                       10,000,000      9,924,492
-----------------------------------------------------------------------------------
 Asset Securitization Cooperative:
 6.58%, 8/25/00(1)                                       10,000,000      9,956,133
 6.60%, 9/13/00(1)                                       15,000,000     14,881,750
-----------------------------------------------------------------------------------
 Breeds Hill Capital Co. LLC, Series A:
 6.64%, 9/18/00(1)                                       37,000,000     36,672,427
-----------------------------------------------------------------------------------
 Eureka Securitization, Inc.:
 6.66%, 8/10/00(1)                                       19,000,000     18,968,365
-----------------------------------------------------------------------------------
 Halogen Capital Co. LLC, Series A:
 6.53%, 8/2/00(1)                                         8,000,000      7,998,549
-----------------------------------------------------------------------------------
 Lexington Parker Capital Co. LLC:
 6.68%, 8/25/00(1)                                       13,000,000     12,941,933
-----------------------------------------------------------------------------------
 Moriarty Ltd.:
 6.55%, 8/10/00(1)                                       25,000,000     24,959,062
-----------------------------------------------------------------------------------
 Scaldis Capital LLC:
 6.55%, 10/17/00(1)                                      15,701,000     15,481,033
 6.62%, 9/14/00(1)                                        4,242,000      4,207,678
 6.70%, 8/21/00(1)                                       11,911,000     11,866,665
-----------------------------------------------------------------------------------
 Sigma Finance, Inc.:
 6.61%, 9/7/00(1)                                         7,000,000      6,952,445
 6.62%, 9/5/00(1)                                         5,000,000      4,967,819
 6.68%, 9/1/00(1)                                        31,500,000     31,318,805
-----------------------------------------------------------------------------------
 Variable Funding Capital Corp.:
 6.61%, 9/7/00(1)                                        10,000,000      9,931,961
-----------------------------------------------------------------------------------
 VVR Funding LLC:
 6.63%, 8/4/00(1)                                        12,281,000     12,274,266
 6.64%, 9/18/00(1)                                       10,711,000     10,616,172
                                                                      -------------
                                                                       284,619,338

-----------------------------------------------------------------------------------
 AUTOMOTIVE--2.4%
 DaimlerChrysler NA Holdings:
 6.61%, 11/30/00                                         20,000,000     19,555,661
 6.62%, 11/27/00                                         25,000,000     24,457,528
                                                                      -------------
                                                                        44,013,189

-----------------------------------------------------------------------------------
 BANKS--0.8%
 Wells Fargo Co.:
 6.52%, 10/23/00                                         15,500,000     15,267,001

                      OPPENHEIMER MONEY MARKET FUND, INC.

 STATEMENT OF INVESTMENTS Continued

                                                          PRINCIPAL          VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------

 BEVERAGES--2.5%
 Coca-Cola Enterprises, Inc.:
 6.52%, 10/17/00(1)                                     $17,500,000   $ 17,255,953
 6.53%, 10/26/00(1)                                      15,000,000     14,766,008
 6.54%, 10/20/00(1)                                      13,000,000     12,811,067
                                                                      -------------
                                                                        44,833,028

-----------------------------------------------------------------------------------
 BROKER/DEALERS--14.0%
 Banc of America Securities LLC:
 6.887%, 8/1/00(2)                                       50,000,000     50,000,000
-----------------------------------------------------------------------------------
 Bear Stearns Cos., Inc.:
 6.679%, 2/14/01(2)                                      13,000,000     13,000,000
 6.695%, 3/1/01(2)                                       15,000,000     14,999,689
-----------------------------------------------------------------------------------
 Bear Stearns Cos., Inc., Series B:
 6.68%, 4/12/01(2)                                       15,000,000     15,000,000
-----------------------------------------------------------------------------------
 Goldman Sachs Group LP:
 6.90%, 12/4/00                                          24,000,000     24,000,000
 6.92%, 12/6/00(3)                                       20,000,000     20,000,000
-----------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.:
 6.60%, 7/5/01(2)                                        22,500,000     22,491,643
-----------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc., Series B:
 6.61%, 4/24/01(2)                                       20,000,000     19,997,143
-----------------------------------------------------------------------------------
 Morgan Stanley, Dean Witter & Co.:
 6.69%, 6/8/01(2)                                        34,980,000     34,980,000
-----------------------------------------------------------------------------------
 Morgan Stanley, Dean Witter & Co., Series C:
 6.91%, 3/15/01(2)                                        7,000,000      7,000,000
-----------------------------------------------------------------------------------
 Salomon Smith Barney Holdings, Inc.:
 6.50%, 8/3/00                                           25,000,000     24,990,972
 6.52%, 9/8/00                                            8,000,000      7,944,942
                                                                      -------------
                                                                       254,404,389

-----------------------------------------------------------------------------------
 CHEMICALS--0.8%
 BASF AG:
 6.64%, 11/27/00(1)                                      15,000,000     14,673,533
-----------------------------------------------------------------------------------
 COMMERCIAL FINANCE--4.3%
 CIT Group, Inc.:
 6.63%, 10/25/00                                         37,000,000     36,420,796
-----------------------------------------------------------------------------------
 Countrywide Home Loans, Series H:
 6.70%, 5/21/01(2)                                       32,000,000     31,997,490
-----------------------------------------------------------------------------------
 Homeside Lending, Inc.:
 6.53%, 10/23/00                                         10,000,000      9,849,447
                                                                      -------------
                                                                        78,267,733

                     OPPENHEIMER MONEY MARKET FUND, INC.

                                                          PRINCIPAL          VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------

 CONSUMER SERVICES--2.7%
 Block Financial Corp.:
 6.57%, 8/29/00(1)                                      $16,500,000  $  16,415,685
 6.58%, 8/18/00(1)                                        9,000,000      8,972,035
 6.59%, 8/28/00(1)                                       17,000,000     16,915,977
-----------------------------------------------------------------------------------
 Prudential Funding Corp.:
 6.66%, 8/30/00                                           6,500,000      6,465,127
                                                                      -------------
                                                                        48,768,824

-----------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--8.5%
 Associates Corp. of North America:
 6.65%, 8/1/00                                           43,500,000     43,500,000
-----------------------------------------------------------------------------------
 Ford Motor Credit Co.:
 6.52%, 8/9/00                                           25,000,000     24,963,778
-----------------------------------------------------------------------------------
 GE Capital International Funding, Inc.:
 6.62%, 10/11/00(1)                                      15,000,000     14,804,158
-----------------------------------------------------------------------------------
 General Electric Capital Corp.:
 6.68%, 8/30/00                                          22,000,000     21,881,616
-----------------------------------------------------------------------------------
 Household International, Inc.:
 6.61%, 8/18/00(1)                                       18,100,000     18,043,503
-----------------------------------------------------------------------------------
 National Rural Utilities Cooperative Finance Corp.:
 6.61%, 9/14/00                                          10,000,000      9,919,578
 6.66%, 8/17/00                                          20,000,000     19,940,800
                                                                      -------------
                                                                       153,053,433

-----------------------------------------------------------------------------------
 DIVERSIFIED MEDIA--2.2%
 Omnicom Finance Inc.:
 6.58%, 8/23/00-8/24/00(1)                               40,500,000     40,333,398
-----------------------------------------------------------------------------------
 ELECTRIC UTILITIES--3.1%
 Ameren Corp.:
 6.53%, 8/29/00                                          20,000,000     19,898,422
-----------------------------------------------------------------------------------
 Edison International:
 6.55%, 8/31/00(1)                                       20,500,000     20,388,104
 6.63%, 9/5/00(1)                                        15,000,000     14,903,313
                                                                      -------------
                                                                        55,189,839

-----------------------------------------------------------------------------------
 INSURANCE--13.6%
 Aegon Funding Corp.:
 6.58%, 9/5/00(1)                                         6,000,000      5,961,617
 6.59%, 9/8/00(1)                                        10,000,000      9,930,333
 6.62%, 12/7/00(1)                                       10,000,000      9,764,622
-----------------------------------------------------------------------------------
 AIG Life Insurance Co.:
 6.645%, 5/31/01(2),(3)                                  20,000,000     20,000,000
-----------------------------------------------------------------------------------
 Cooperative Assn. of Tractor Dealers, Inc., Series A:
 6.63%, 9/15/00                                           4,200,000      4,165,193
 6.64%, 9/11/00                                          15,700,000     15,581,273

                     11 OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS Continued

                                                          PRINCIPAL          VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------

 INSURANCE Continued
 Jackson National Life Insurance Co.:
 6.65%, 8/1/00(2)                                      $  2,000,000  $   2,000,000
 6.66%, 3/1/01(2)                                        30,000,000     30,000,000
-----------------------------------------------------------------------------------
 Marsh USA, Inc.:
 6.62%, 12/8/00(1)                                       20,000,000     19,525,567
-----------------------------------------------------------------------------------
 Metropolitan Life Insurance Co.:
 6.895%, 8/1/00(2)                                       33,000,000     33,000,000
-----------------------------------------------------------------------------------
 Pacific Life Insurance Co.:
 6.661%, 8/1/00(2,3)                                     20,000,000     20,000,000
-----------------------------------------------------------------------------------
 Prudential Life Insurance Co.:
 6.78%, 1/31/03(2)                                       25,000,000     25,000,000
-----------------------------------------------------------------------------------
 Teachers Insurance & Annuity Assn. of America:
 6.62%, 8/1/00(1)                                        41,000,000     41,000,000
-----------------------------------------------------------------------------------
 Travelers Insurance Co.:
 6.704%, 10/5/00(2,3)                                    10,000,000     10,000,000
                                                                     --------------
                                                                       245,928,605

-----------------------------------------------------------------------------------
 LEASING & FACTORING--2.3%
 American Honda Finance Corp.:
 6.613%, 8/16/00(2),(4)                                  22,000,000     21,996,471
 6.636%, 8/16/00(2),(4)                                  20,000,000     19,998,985
                                                                     --------------
                                                                        41,995,456

-----------------------------------------------------------------------------------
 MANUFACTURING--2.4%
 Eaton Corp.:
 6.63%, 8/30/00(1)                                       10,000,000      9,946,592
 6.70%, 11/8/00-11/9/00(1)                               34,500,000     33,859,685
                                                                     --------------
                                                                        43,806,277

-----------------------------------------------------------------------------------
 OIL: DOMESTIC--1.4%
 Motiva Enterprises LLC:
 6.54%, 10/26/00                                         25,000,000     24,609,417
-----------------------------------------------------------------------------------
 SPECIAL PURPOSE FINANCIAL--2.7%
 Forrestal Funding Master Trust, Series 1999-A:
 6.60%, 8/11/00(4)                                       10,000,000      9,981,667
-----------------------------------------------------------------------------------
 KZH-KMS Corp.:
 6.54%, 8/16/00-8/23/00(1)                               38,863,000     38,731,012
                                                                     --------------
                                                                        48,712,679

                     12 OPPENHEIMER MONEY MARKET FUND, INC.

                                                          PRINCIPAL             VALUE
                                                             AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------

 TELECOMMUNICATIONS-TECHNOLOGY--4.7%
 Alcatel SA:
 6.57%, 8/7/00(1)                                       $15,000,000    $   14,983,575
 6.60%, 9/7/00(1)                                         5,000,000         4,966,083
--------------------------------------------------------------------------------------
 SBC Communications, Inc.:
 6.55%, 8/3/00(1)                                        20,000,000        19,992,722
--------------------------------------------------------------------------------------
 Vodafone Air Touch plc-MTC:
 6.54%, 8/9/00(1)                                         5,000,000         4,992,733
 6.862%, 6/5/01(2),(3)                                   40,000,000        39,997,003
                                                                       ---------------
                                                                           84,932,116

--------------------------------------------------------------------------------------
 TELEPHONE UTILITIES--1.1%
 AT&T Corp.:
 6.752%, 7/13/01(1),(2)                                  20,500,000        20,500,000
                                                                       ---------------
 Total Short-Term Notes                                                 1,592,012,713
--------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE                                 100.5%     1,820,090,280
--------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                        (0.5)        (8,481,358)
                                                        ------------------------------
 NET ASSETS                                                  100.0%    $1,811,608,922
                                                        ==============================

 Footnotes to Statements of Investments

 SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY
 TRADED ON A DISCOUNT BASIS; THE INTEREST RATE IS THE DISCOUNT RATE RECEIVED BY
 THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT
 THE RATES SHOWN.

 1. Security issued in an exempt transaction without registration under the
 Securities Act of 1933. Such securities amount to $763,691,837, or 42.16% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

 2. Represents the current interest rate for a variable or increasing rate security.

 3. Identifies issues considered to be illiquid or restricted--See Note 4 of
 Notes to Financial Statements.

 4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
 Directors. These securities amount to $51,977,123 or 2.87% of the Fund's net assets as of July 31, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     OPPENHEIMER MONEY MARKET FUND, INC.

 STATEMENT OF ASSETS AND LIABILITIES July 31, 2000

===================================================================================
 ASSETS
-----------------------------------------------------------------------------------
 Investments, at value--see accompanying statement                $  1,820,090,280
-----------------------------------------------------------------------------------
 Cash                                                                    3,307,662
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of capital stock sold                                           16,181,452
 Interest                                                                3,663,858
 Other                                                                     285,986
                                                                  -----------------
 Total assets                                                        1,843,529,238

===================================================================================
 LIABILITIES
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of capital stock redeemed                                       28,193,698
 Dividends                                                               2,261,931
 Transfer and shareholder servicing agent fees                             805,252
 Directors' compensation                                                   240,371
 Other                                                                     419,064
                                                                  -----------------
 Total liabilities                                                      31,920,316

===================================================================================
 NET ASSETS                                                       $  1,811,608,922
                                                                  =================

===================================================================================
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------
 Par value of shares of capital stock                             $    181,171,625
-----------------------------------------------------------------------------------
 Additional paid-in capital                                          1,630,394,848
-----------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions                   42,449
                                                                  -----------------
 NET ASSETS (applicable to 1,811,716,250 shares of capital
 stock outstanding)                                               $  1,811,608,922
                                                                  =================

===================================================================================
 NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE              $1.00
                                                                   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     14 OPPENHEIMER MONEY MARKET FUND, INC.

 STATEMENT OF OPERATIONS For the Year Ended July 31, 2000

===================================================================================
 INVESTMENT INCOME
-----------------------------------------------------------------------------------
 Interest                                                             $103,538,643

===================================================================================
 EXPENSES
-----------------------------------------------------------------------------------
 Management fees                                                         7,172,648
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                           4,623,944
-----------------------------------------------------------------------------------
 Shareholder reports                                                       905,870
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                               105,209
-----------------------------------------------------------------------------------
 Directors' compensation                                                   105,068
-----------------------------------------------------------------------------------
 Other                                                                     403,290
                                                                      -------------
 Total expenses                                                         13,316,029
                                                                      -------------
 Less expenses paid indirectly                                             (26,930)
                                                                      -------------
 Net expenses                                                           13,289,099

===================================================================================
 NET INVESTMENT INCOME                                                  90,249,544

===================================================================================
 NET REALIZED GAIN ON INVESTMENTS                                              106

===================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 90,249,650
                                                                      =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     15 OPPENHEIMER MONEY MARKET FUND, INC.

 STATEMENT OF CHANGES IN NET ASSETS

 YEAR ENDED JULY 31,                                              2000                 1999
============================================================================================

 OPERATIONS
--------------------------------------------------------------------------------------------
 Net investment income                                  $   90,249,544       $   61,850,009
--------------------------------------------------------------------------------------------
 Net realized gain                                                 106               39,387
                                                        ------------------------------------
 Net increase in net assets resulting from operations       90,249,650           61,889,396

============================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS            (90,249,544)         (61,850,009)
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
============================================================================================
 CAPITAL STOCK TRANSACTIONS
 Net increase in net assets resulting from
 beneficial interest transactions                          315,163,290          301,662,160

============================================================================================
 NET ASSETS
--------------------------------------------------------------------------------------------
 Total increase                                            315,163,396          301,701,547
--------------------------------------------------------------------------------------------
 Beginning of period                                     1,496,445,526        1,194,743,979
                                                        ------------------------------------
 End of period                                          $1,811,608,922       $1,496,445,526
                                                        ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     16 OPPENHEIMER MONEY MARKET FUND, INC.

 FINANCIAL HIGHLIGHTS

                                                                                                   YEAR       YEAR
                                                                                                  ENDED      ENDED
                                                                                               JULY 31,   DEC. 31,
                                                    2000        1999       1998        1997     1996(1)       1995
========================================================================================================================

 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $ 1.00      $ 1.00     $ 1.00      $ 1.00      $ 1.00      $1.00
------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income and net realized gain         .05         .05        .05         .05         .03        .05
 Dividends and/or distributions to shareholders     (.05)       (.05)      (.05)       (.05)       (.03)      (.05)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $ 1.00      $ 1.00     $ 1.00      $ 1.00      $ 1.00      $1.00
                                                  ======================================================================

========================================================================================================================
 TOTAL RETURN(2)                                    5.38%       4.61%      5.03%       4.83%       2.80%      5.40%
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)          $1,812      $1,496     $1,195      $1,014      $1,102       $818
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                 $1,712      $1,371     $1,114      $1,011      $  901       $855
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                              5.27%       4.51%      4.89%       4.73%       4.68%      5.19%
 Expenses                                           0.78%       0.78%      0.87%(4)    0.87%(4)    0.84%(4)   0.90%(4)

 1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

 3. Annualized for periods of less than one full year.

 4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     17 OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES

 Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the
 Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
 DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended July 31, 2000, a provision of $35,213 was made for the Fund's projected benefit obligations and payments of $9,279 were made to retired directors, resulting in an accumulated liability of $222,731 as of July 31,
 2000.

       The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
 Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Directors in shares of one or more Oppenheimer funds selected by the director. The amount paid to the
 Board of Directors under the plan will be determined based upon the performance of the selected funds. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

                     18 OPPENHEIMER MONEY MARKET FUND, INC.

--------------------------------------------------------------------------------
 OTHER. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
 2. CAPITAL STOCK

 The Fund has authorized 5 billion shares of $.10 par value capital stock.
 Transactions in shares of capital stock were as follows:

                                                 YEAR ENDED JULY 31, 2000             YEAR ENDED JULY 31, 1999
                                               SHARES              AMOUNT            SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------

 Sold                                   5,480,169,730     $ 5,480,169,730     3,609,705,072     $ 3,609,705,072
 Dividends and/or
 distributions reinvested                  85,045,783          85,045,783        58,739,770          58,739,770
 Redeemed                              (5,250,052,223)     (5,250,052,223)   (3,366,782,682)     (3,366,782,682)
                                       -------------------------------------------------------------------------
 Net increase                             315,163,290       $ 315,163,290       301,662,160       $ 301,662,160
                                       =========================================================================

================================================================================
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of net assets in excess of $1.5 billion. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the lesser of 1% of average annual net assets of the Fund or 25% of the total annual investment income of the Fund. The Fund's management fee for the year ended July 31, 2000, was an annualized rate of 0.42%, before any waiver by the Manager if applicable.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund on an "at-cost" basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.

                     19 OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS CONTINUED

================================================================================
4. ILLIQUID OR RESTRICTED SECURITIES

As of July 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the
Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than
10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of July 31, 2000 was $109,997,003, which represents 6.07% of the Fund's net assets, of which $10,000,000 is considered restricted. Information concerning restricted securities is as follows:

                                                                                             VALUATION
                                                                                        PER UNIT AS OF
SECURITY                                         ACQUISITION DATE    COST PER UNIT       JULY 31, 2000
------------------------------------------------------------------------------------------------------

SHORT-TERM NOTES
Travelers Insurance Co., 6.704%, 10/5/00                  10/1/99            $1.00               $1.00

                     20 OPPENHEIMER MONEY MARKET FUND, INC.

                                                     Appendix A

---------------------------------------------------------------------------------------------------------------------
                                          Description of Securities Ratings
---------------------------------------------------------------------------------------------------------------------

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the
"Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

Short Term Debt Ratings.

Moody's Investors Service, Inc.  ("Moody's")
---------------------------------------------------------------------------------------------------------------------

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics:
(a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

         Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade"
("MIG"). Short-term notes which have demand features may also be designated as "VMIG".  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Rating Services ("S&P")
---------------------------------------------------------------------------------------------------------------------

The following ratings by S&P for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P's ratings for Municipal Notes due in three years or less are:
-----------------------------------------------------------------

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")
---------------------------------------------------------------------------------------------------------------------

("Fitch"): Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+"
to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

THOMSON FINANCIAL BANKWATCH ("TBW")
---------------------------------------------------------------------------------------------------------------------

The following short-term ratings apply to commercial paper, certificates of deposit, unsecured notes, and other securities having a maturity of one year or less.

TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

Long Term Debt Ratings.

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

---------------------------------------------------------------------------------------------------------------------
Moody's Investors Service, Inc.  ("Moody's")

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

         Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1"
indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Rating Services ("S&P")
---------------------------------------------------------------------------------------------------------------------

Bonds (including municipal bonds) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The highest rating assigned by S&P.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch, Inc. ("Fitch")
---------------------------------------------------------------------------------------------------------------------

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

THOMSON FINANCIAL BANKWATCH ("TBW")
---------------------------------------------------------------------------------------------------------------------

TBW issues the following ratings for companies.

Investment Grade. Long-Term Debt Ratings assigned by TBW also weigh heavily government ownership and support. The
----------------
quality of both the company's management and franchise are of even greater importance in the long-term debt rating decisions.

AAA: Indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA: Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issuers rated in the highest category.

Global Issuer Ratings. These ratings assess the likelihood of receiving payment of principal and interest on a
---------------------
timely basis and incorporate TBW's opinion as to the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities.

A: The company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets.  If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

A/B: The company is financially very solid with a favorable track record and no readily apparent weakness.  Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.

                                                         B-1
                                                     Appendix B

---------------------------------------------------------------------------------------------------------------------
                                              Industry Classifications
---------------------------------------------------------------------------------------------------------------------

Aerospace/Defense                                           Food and Drug Retailers
Air Transportation                                          Gas Utilities
Asset-Backed                                                Health Care/Drugs
Auto Parts and Equipment                                    Health Care/Supplies & Services
Automotive                                                  Homebuilders/Real Estate
Bank Holding Companies                                      Hotel/Gaming
Banks                                                       Industrial Services
Beverages                                                   Information Technology
Broadcasting                                                Insurance
Broker-Dealers                                              Leasing & Factoring
Building Materials                                          Leisure
Cable Television                                            Manufacturing
Chemicals                                                   Metals/Mining
Commercial Finance                                          Nondurable Household Goods
Communication Equipment                                     Office Equipment
Computer Hardware                                           Oil - Domestic
Computer Software                                           Oil - International
Conglomerates                                               Paper
Consumer Finance                                            Photography
Consumer Services                                           Publishing
Containers                                                  Railroads & Truckers
Convenience Stores                                          Restaurants
Department Stores                                           Savings & Loans
Diversified Financial                                       Shipping
Diversified Media                                           Special Purpose Financial
Drug Wholesalers                                            Specialty Printing
Durable Household Goods                                     Specialty Retailing
Education                                                   Steel
Electric Utilities                                          Telecommunications - Long Distance
Electrical Equipment                                        Telephone - Utility
Electronics                                                 Textile, Apparel & Home Furnishings
Energy Services                                             Tobacco
Entertainment/Film                                          Trucks and Parts
Environmental                                               Wireless Services
Food

---------------------------------------------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc.
---------------------------------------------------------------------------------------------------------------------

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.525.7048
Web Site: http://www.oppenheimerfunds.com

Custodian bank
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
KPMG LLP
707 Seventeenth Street
Denver, Colorado  80202

Legal Counsel
Mayer, Brown & Platt
1675 Broadway
New York, New York 10019-5820

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